Financial Instruments - Schedule of Net Income (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Income [Abstract]
Net income	$ 27,649	$ 54,385	$ 37,009